Consolidated Statement Of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenues
Total operating revenues	$ 5,176	$ 5,109	$ 5,044
Operating expenses
Selling, general and administrative	1,717	1,694	1,689
Depreciation, amortization and accretion	932	883	844
Loss on impairment of goodwill	0	0	262
(Gain) loss on asset disposals, net	12	9	21
(Gain) loss on sale of business and other exit costs, net	(1)	0	(1)
(Gain) loss on license sales and exchanges, net	0	(18)	(22)
Total operating expenses	4,997	4,904	5,152
Operating income (loss)	179	205	(108)
Investment and other income (expense)
Equity in earnings of unconsolidated entities	168	160	137
Interest and dividend income	29	26	15
Interest expense	(165)	(172)	(170)
Other, net	0	2	4
Total investment and other income (expense)	32	16	(14)
Income (loss) before income taxes	211	221	(122)
Income tax expense (benefit)	64	46	(279)
Net income	147	175	157
Less: Net income attributable to noncontrolling interests, net of tax	26	40	4
Net income attributable to TDS shareholders	$ 121	$ 135	$ 153
Basic weighted average shares outstanding (in shares)	114	112	111
Basic earnings per share attributable to TDS shareholders (in dollars per share)	$ 1.06	$ 1.20	$ 1.39
Diluted weighted average shares outstanding (in shares)	116	114	112
Diluted earnings per share attributable to TDS shareholders (in dollars per share)	$ 1.03	$ 1.17	$ 1.37
Service
Operating revenues
Total operating revenues	$ 4,059	$ 3,999	$ 3,979
Operating expenses
Cost of goods and services sold	1,202	1,206	1,164
Equipment and product sales
Operating revenues
Total operating revenues	1,117	1,110	1,065
Operating expenses
Cost of goods and services sold	$ 1,135	$ 1,130	$ 1,195